Financial assets and liabilities	6 Months Ended
Dec. 31, 2024
Disclosure Of Financial Assets And Liabilities [Abstract]
Financial assets and liabilities	Financial assets and liabilities
This note provides information about the Group's financial instruments, including:
•an overview of all financial instruments held by the Group;
•specific information about each type of financial instrument;
•accounting policies; and
•information used to determine the fair value of the instruments, including judgments and estimation uncertainty involved.
The Group holds the following financial instruments:

Financial assets (in U.S. dollars, in thousands)	Notes	Assets at FVOCI(1)	Assets at FVTPL(2)	Assets at amortized cost	Total
As of December 31, 2024
Cash & cash equivalents	5(a)	—	—	38,029	38,029
Trade & other receivables	5(b)	—	—	2,996	2,996
Financial assets at fair value through other comprehensive income		1,208	—	—	1,208
Other non-current assets		—	—	1,333	1,333
		1,208	—	42,358	43,566
As of June 30, 2024
Cash & cash equivalents	5(a)	—	—	62,960	62,960
Trade & other receivables	5(b)	—	—	20,952	20,952
Financial assets at fair value through other comprehensive income		1,014	—	—	1,014
Other non-current assets		—	—	2,102	2,102
		1,014	—	86,014	87,028
(1)Fair value through other comprehensive income
(2)Fair value through profit or loss

Financial liabilities (in U.S. dollars, in thousands)	Notes	Liabilities at FVOCI(1)	Liabilities at FVTPL(2)	Liabilities at amortized cost	Total
As of December 31, 2024
Trade and other payables	5(c)	—	—	11,860	11,860
Borrowings	5(d)	—	—	118,980	118,980
Contingent consideration	5(e)(iii)	—	31,195	—	31,195
Warrant liability	5(e)(vi)	—	13,437	—	13,437
		—	44,632	130,840	175,472
As of June 30, 2024
Trade and other payables	5(c)	—	—	7,070	7,070
Borrowings	5(d)	—	—	114,345	114,345
Contingent consideration	5(e)(iii)	—	26,892	—	26,892
Warrant liability	5(e)(vi)	—	4,647	—	4,647
		—	31,539	121,415	152,954
(1)Fair value through other comprehensive income
(2)Fair value through profit or loss
The Group’s exposure to various risks associated with the financial instruments is discussed in Note 9. The maximum exposure to credit risk at the end of the reporting period is the carrying amount of each class of financial assets mentioned above.
a.    Cash and cash equivalents

(in U.S. dollars, in thousands)	As of December 31, 2024	As of June 30, 2024
Cash at bank	37,656	62,563
Deposits at call(1)	373	397
	38,029	62,960

(1)As of December 31, 2024 and June 30, 2024, interest-bearing deposits at call include amounts of $0.4 million and $0.4 million, respectively, held as security and restricted for use.
(i)    Classification as cash equivalents
Term deposits are presented as cash equivalents if they have a maturity of three months or less from the date of acquisition.
b.    Trade and other receivables and prepayments
(i)    Trade and other receivables

(in U.S. dollars, in thousands)	Notes	As of December 31, 2024	As of June 30, 2024
Trade debtors		1,463	1,403
Tax incentives recoverable (1)		802	854
Foreign withholding tax recoverable		47	471
Net investment in sublease		225	224
Interest receivables		2	23
Other recoverable taxes (Goods and services tax and value-added tax)		457	423
Other asset	13	—	17,554
Trade and other receivables		2,996	20,952

(1) Research and development tax incentive
The Group's research and development activities are eligible under the Australian government's Innovation
Australia Research and Development Tax Incentive program for research and development activities conducted in relation to qualifying research that meets the regulatory criteria. Management has assessed these activities and expenditures to determine which costs are likely to be eligible under the incentive scheme. The Group assesses, on an annual basis, the quantum of previous research and development tax claims and on-going eligibility to claim this tax incentive in Australia. The tax incentives recoverable as of December 31, 2024 pertains to an estimate for the year ended June 30, 2024.
(ii)    Prepayments

(in U.S. dollars, in thousands)	As of December 31, 2024	As of June 30, 2024
Clinical trial research and development expenditure	367	391
Prepaid insurance and subscriptions	2,736	1,775
Other	1,357	385
Prepayments	4,460	2,551
(iii)    Classification as trade and other receivables
Trade receivables and other receivables represent the principal amounts due at balance date less, where applicable, any provision for expected credit losses. The Group uses the simplified approach to measuring expected credit losses, which uses a lifetime expected credit loss allowance. Debts which are known to be uncollectible are written off in the consolidated income statement. All trade receivables and other receivables are recognized at the value of the amounts receivable, as they are due for settlement within 60 days and therefore do not require remeasurement.
(iv)    Fair values of trade and other receivables
Due to the short-term nature of the current receivables, their carrying amount is assumed to be the same as their fair value.
(v)    Impairment and risk exposure
Information about the impairment of trade and other receivables, their credit quality and the Group’s exposure to credit risk, foreign currency risk and interest rate risk can be found in Note 9.
c.    Trade and other payables

(in U.S. dollars, in thousands)	As of December 31, 2024	As of June 30, 2024
Trade payables and other payables	11,860	7,070
Trade and other payables	11,860	7,070
The carrying amounts of trade and other payables are assumed to be the same as their fair values, due to their short-term nature.
d.    Borrowings

(in U.S. dollars, in thousands)	As of December 31, 2024	As of June 30, 2024
Borrowings
Secured liabilities:
Borrowing arrangements	81,919	81,919
Less: transaction costs	(10,479)	(9,833)
Amortization of carrying amount, net of payments made	47,540	42,259
	118,980	114,345

(in U.S. dollars, in thousands)	As of December 31, 2024	As of June 30, 2024
Borrowings
Current
Borrowings - NovaQuest	3,721	1,869
Borrowings - Oaktree	13,784	11,993
	17,505	13,862
Non-current
Borrowings - NovaQuest	68,673	64,562
Borrowings - Oaktree	32,802	35,921
	101,475	100,483
	118,980	114,345
(i)    Borrowing arrangements
Funds associated with Oaktree Capital Management, L.P. (“Oaktree”)
In November 2021, the Group entered into a five-year senior debt facility provided by funds associated with Oaktree. The facility had a three-year interest only period, at a fixed rate of 9.75% per annum, after which time the principal balance amortizes 5% per quarter beginning December 2024 and a final payment is due no later than November 2026. The facility also allowed the Group to make quarterly payments of interest at a rate of 8.0% per annum for the first two years, and the unpaid interest portion (1.75% per annum) has been added to the outstanding loan balance and currently accrues further interest at a fixed rate of 9.75% per annum. The principal balance at the end of the three-year interest only period was $52.2 million, which amortizes at 5% per quarter beginning December 2024. The outstanding loan balance as of December 31, 2024 is $49.6 million.

On November 19, 2021, Oaktree were also granted warrants to purchase 1,769,669 American Depositary Shares (“ADSs”) at US$7.26 per ADS, a 15% premium to the 30-day VWAP. The Group determined that an obligation to issue the warrants arose from the time the debt facility was signed; consequently, a liability for the warrants was recognized in November 2021. The warrants were legally issued on January 11, 2022 and may be exercised within 7 years of issuance. On the issuance date of the Oaktree facility and the warrants, the warrants were initially measured at fair value and the Oaktree borrowing liability measured as the difference between the $60.0 million received from the Oaktree facility and the fair value of the warrants. In December 2022, the Group amended the terms of the loan agreement with Oaktree and in connection with the loan amendment, Oaktree was granted warrants to purchase 455,000 ADSs at $3.70 per ADS, a 15% premium to the 30-day VWAP. The Group determined that an obligation to issue the warrants arose from the time the first amendment to the loan agreement was signed; consequently, a liability for the warrants was recognized in December 2022. The warrants were legally issued on March 8, 2023 and had an exercise term of 7 years from the date of issuance.

On January 5, 2024, the ratio under Mesoblast's American Depository Receipt ("ADR") program was changed from 5 ordinary shares representing 1 ADS (5:1 ratio) to a new ratio of 10 ordinary shares representing 1 ADS (10:1 ratio). As a result of this ratio change and as a result of completing the pro-rata accelerated non-renounceable rights issue in December 2023, the number and exercise price for the warrants was adjusted in accordance with the terms of these warrants. The warrants issued in November 2021 changed from 1,769,669 ADSs at US$7.26 per ADS to 884,838 ADSs at US$14.36 per
ADS. The warrants issued in December 2022 changed from 455,000 ADSs at US$3.70 per ADS to 227,502 ADSs at US$7.24 per ADS.

In December 2024 Oaktree exercised 188,122 ADS warrants that were issued in December 2022. Refer to Note 5(e)(vi) for more details on warrants issued.

In the six months ended December 31, 2024, the Group recognized a loss of $0.1 million in the Income Statement as remeasurement of borrowing arrangements within finance costs in relation to the adjustment of the carrying amount of the financial liability to reflect the revised estimated future cash flows from the credit facility. In the six months ended December 31, 2023 the Group recognized a minimal loss in the Income Statement as remeasurement of borrowing arrangements within finance costs.

The Group has pledged substantially all of its assets as collateral under the loan facility with Oaktree.
NovaQuest Capital Management, L.L.C.
On June 29, 2018, the Group entered into an eight-year loan and security agreement with NovaQuest drawing $30.0 million of the principal in July 2018. The loan term included an interest only period of approximately four years through until July 8, 2022. All interest and principal payments (i.e. the amortization period) are deferred until the earlier of loan maturity or from after the first commercial sale of RYONCIL for the treatment in pediatric patients with SR-aGVHD in the United States and other geographies excluding Asia ("RYONCIL for pediatric SR-aGVHD"). Principal is repayable in equal quarterly instalments over the amortization period of the loan and is subject to the payment cap described below. The loan has a fixed interest rate of 15% per annum. If there are no net sales of RYONCIL for pediatric SR-aGVHD, the loan is only repayable at maturity. The Group can elect to prepay all outstanding amounts owing at any time prior to maturity, subject to a prepayment charge.
Following approval and first commercial sales, repayments commence based on a percentage of net sales and are limited by a payment cap which is equal to the principal due for the next 12 months, plus accumulated unpaid principal and accrued unpaid interest. During the four-year period commencing July 8, 2022, principal amortizes in equal quarterly instalments payable only after approval and first commercial sales. If in any quarterly period, 25% of net sales of RYONCIL for pediatric SR-aGVHD exceed the annual payment cap, the Group will pay the payment cap and an additional portion of excess sales which will be used towards the prepayment amount in the event there is an early prepayment of the loan. If in any quarterly period 25% of net sales of RYONCIL for pediatric SR-aGVHD is less than the annual payment cap, then the payment is limited to 25% of net sales of RYONCIL for pediatric SR-aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.
Because of this relationship of net sales and repayments, changes in our estimated net sales may trigger an adjustment of the carrying amount of the financial liability to reflect the revised estimated cash flows. The carrying amount is recalculated by computing the present value of the revised estimated future cash flows at the financial instrument’s original effective interest rate. The adjustment is recognized in the Income Statement as remeasurement of borrowing arrangements within finance costs in the period the revision is made.
In the six months ended December 31, 2024 and 2023, the Group recognized a gain of $0.1 million and a loss of $0.1 million, respectively, in the Income Statement as remeasurement of borrowing arrangements within finance costs in relation to the adjustment of the carrying amount of our financial liability to reflect the revised estimated future cash flows as a net result of changes to the key assumptions in development timelines.
The Group recognizes a liability as current based on repayments linked to estimates of sales of RYONCIL. However, if sales of RYONCIL are higher than estimated, actual repayments will exceed this amount, subject to the annual payment cap described above.
The carrying amount of the loan and security agreement with NovaQuest is subordinated to the Group’s fixed rate loan with the senior creditor, Oaktree. The Group have pledged a portion of our assets relating to the SR-aGVHD product candidate as collateral under the loan facility with NovaQuest.
(ii)    Compliance with loan covenants
Our loan facilities with Oaktree and NovaQuest contain a number of covenants that impose operating restrictions on us, which may restrict our ability to respond to changes in our business or take specified actions. The Group has an operating objective to at all times maintain unrestricted cash reserves in excess of six months liquidity. The objective aligns with our loan and security agreement with Oaktree where the Group is currently obliged to maintain a minimum unrestricted cash balance of $13.0 million, which reduces at a proportionate rate with each quarterly repayment of principal.
The Group has complied with the financial and other restrictive covenants of its borrowing facilities during the six months ended December 31, 2024 and as of June 30, 2024.
(iii)    Net Debt Reconciliation

(in U.S. dollars, in thousands)	As of December 31, 2024	As of June 30, 2024
Cash and cash equivalents	38,029	62,960
Borrowings	(118,980)	(114,345)
Lease liabilities	(7,131)	(4,578)
Warrant liability	(13,437)	(4,647)
Net Debt(1)	(101,519)	(60,610)

Cash and cash equivalents	38,029	62,960
Gross debt - fixed interest rates	(126,111)	(118,923)
Gross debt - variable interest rates	—	—
Warrant liability	(13,437)	(4,647)
Net Debt(1)	(101,519)	(60,610)
(1)Net debt amount includes leases and borrowing arrangements.

	Liabilities from financing activities				Other assets
(in U.S. dollars, in thousands)	Borrowings	Leases	Warrant liability	Sub-total	Cash and cash equivalents	Total
Net Debt as at June 30, 2024	(114,345)	(4,578)	(4,647)	(123,570)	62,960	(60,610)
Cash Flows(1)	5,880	1,063	—	6,943	(24,292)	(17,349)
Remeasurement adjustments	(31)	—	(11,978)	(12,009)	—	(12,009)
Other Changes(2)	(10,484)	(1,107)	—	(11,591)	—	(11,591)
Exercise of warrants	—	—	3,188	3,188	—	3,188
Acquisition – leases	—	(2,564)	—	(2,564)	—	(2,564)
Foreign exchange adjustments	—	55	—	55	(639)	(584)
Net Debt as at December 31, 2024	(118,980)	(7,131)	(13,437)	(139,548)	38,029	(101,519)
(1)Cash flows include the payments of borrowings, lease liabilities, interest and debt transaction costs which are presented as financing cash flows in the statement of cash flows.
(2)Other changes include modification of leases and accrued interest expenses for borrowings and leases.
(iv)    Fair values of borrowing arrangements
The carrying amount of the borrowings at amortized cost in accordance with our accounting policy is a reasonable approximation of fair value.
e.    Recognized fair value measurement
(i)    Fair value hierarchy
The following table presents the Group's financial assets and financial liabilities measured and recognized at fair value as of December 31, 2024 and June 30, 2024 on a recurring basis, categorized by level according to the significance of the inputs used in making the measurements:

As of December 31, 2024
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	1,208	1,208
Total Financial Assets		—	—	1,208	1,208

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	31,195	31,195
Warrant liabilities	5(e)(vi)	—	—	13,437	13,437
Total Financial Liabilities		—	—	44,632	44,632

As of June 30, 2024
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total

Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	1,014	1,014
Total Financial Assets		—	—	1,014	1,014

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	26,892	26,892
Warrant liabilities	5(e)(vi)	—	—	4,647	4,647
Total Financial Liabilities		—	—	31,539	31,539

There were no transfers between any of the levels for recurring fair value measurements during the period.
The Group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as at the end of the reporting period.
Level 1: The fair value of financial instruments traded in active markets (such as publicly traded derivatives, trading and financial assets at fair value through other comprehensive income securities) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.
Level 2: The fair value of financial instruments that are not traded in an active market (for example, foreign exchange contracts) is determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.
Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for provisions (contingent consideration), equity securities (unlisted) and warrant liabilities.
(ii)    Valuation techniques used.
The Group did not hold any level 1 and level 2 financial instruments as at December 31, 2024 or June 30, 2024.
The Group’s level 3 assets consists of an investment in unlisted equity securities in the biotechnology sector. Level 3 assets were 100% of total assets measured at fair value as at December 31, 2024 and June 30, 2024. The Group’s level 3 liabilities consist of a contingent consideration provision related to the acquisition of the MSC assets and warrant liabilities related to the warrants granted to Oaktree as part of the debt facility. Level 3 liabilities were 100% of total liabilities measured at fair value as at December 31, 2024 and June 30, 2024. The Group used discounted cash flow analysis to determine the fair value measurements of contingent consideration and used the Black-Scholes valuation method to determine the fair value of warrant liabilities. Refer to Note 5(e)(vi) for the fair value measurement and movements in warrant liability for the period ended December 31, 2024 and June 30, 2024.
(iii)    Fair value measurements using significant unobservable inputs (level 3)
The following table presents the changes in the contingent consideration balances within the level 3 instruments for the six months ended December 31, 2024 and the year ended June 30, 2024.

(in U.S. dollars, in thousands)	Contingent consideration provision
Opening balance - July 1, 2023	17,199
Reclassification during the period	—
Charged/(credited) to consolidated income statement:
Remeasurement(1)	9,693
Closing balance - June 30, 2024	26,892

Opening balance - July 1, 2024	26,892
Charged/(credited) to consolidated income statement:
Remeasurement(2)	4,303
Closing balance - December 31, 2024(3)	31,195

(1)In the year ended June 30, 2024 a loss of $9.7 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This remeasurement was a net result of changing key assumptions of the contingent consideration valuation, such as probability of success, developmental timelines and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

(2)In the six months ended December 31, 2024 a $4.3 million loss was recognized on the remeasurement of contingent consideration pertaining to the acquisition of the MSC assets. This remeasurement was a net result of changing key assumptions of the contingent consideration valuation such as probability of success, development timelines and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration including the impact of receiving FDA approval for RYONCIL in the treatment of children with SR-aGVHD in December 2024.

(3) In January 2025, as discussed in Note 11, the Group issued 10,228,239 ordinary shares to Osiris as payment for a $20.0 million milestone following the FDA approval of RYONCIL in the United States.
(iv)    Valuation inputs and relationship to fair
The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

(in U.S. dollars, in thousands, except percent data)					Range of inputs (weighted average)
Description	Fair value as of December 31, 2024	Fair value as of June 30, 2024	Valuation technique	Unobservable inputs(1)	Six Months Ended December 31, 2024	Year Ended June 30, 2024	Relationship of unobservable inputs to fair value
Contingent consideration provision	31,195	26,892	Discounted cash flows	Risk adjusted discount rate	11%-13% (12.5%)	11%-13% (12.5%)
Six months ended December 31, 2024: A change in the discount rate by 0.5% would have no impact to the fair value.

Year ended 30 June, 2024: A change in the discount rate by 0.5% would have no impact to the fair value.

				Expected unit sales price	Various	Various
Six months ended December 31, 2024: A change in the price assumptions by 10% would increase/decrease the fair value by 0.1%.

Year ended 30 June, 2024: A change in the price assumptions by 10% would increase/decrease the fair value by 0.1%.

				Expected sales volumes	Various	Various
Six months ended December 31, 2024: A change in the volume assumptions by 10% would increase/decrease the fair value by 0.1%.

Year ended 30 June, 2024: A change in the volume assumptions by 10% would increase/decrease the fair value by 0.1%.

				Probability of success and payment	Various	Various
Six months ended December 31, 2024: A change in the probability of success and payment assumptions by 10% and 20% would increase/decrease the fair value by 3.6% and 7.2%, respectively.

Year ended 30 June, 2024: A change in the probability of success and payment assumptions by 10% and 20% would increase/decrease the fair value by 10.0% and 20.1%, respectively.

(1)There were no significant inter-relationships between unobservable inputs that materially affect fair values.
(v)    Valuation processes
In connection with the acquisition of the MSC assets on October 11, 2013 (the “acquisition date”), an independent valuation of the contingent consideration was carried out by an independent valuer.
For the six months ended December 31, 2024 and the year ended June 30, 2024, the Group has adopted a process to value contingent consideration internally. This valuation has been completed by the Group’s internal valuation team and reviewed by the interim Chief Financial Officer (the "CFO"). The valuation team is responsible for the valuation model. The valuation team also manages a process to continually refine the key assumptions within the model. This is done with input from the relevant business units. The key assumptions in the model have been clearly defined and the responsibility for refining those assumptions has been assigned to the most relevant business units. For each indication we determine the probability of success based on the current development status within each jurisdiction and payment provisions within the agreement. Cash flows relevant to each jurisdiction are discounted appropriately based on the discount rate assumed. The remeasurement charged to the consolidated income statement in the six months ended December 31, 2024 was a net result of changing the key assumptions of the contingent consideration valuation such as development timelines and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration including the impact of receiving FDA approval for RYONCIL in the treatment of children with SR-aGVHD in December 2024.

	As of December 31,	As of June 30,
The fair value of contingent consideration (in U.S. dollars, in thousands)	2024	2024
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets(1)	30,506	26,236
Fair value of royalty payments from commercialization of the intellectual property acquired	689	656
	31,195	26,892
(1) In January 2025, as discussed in Note 11, we issued 10,228,239 ordinary shares to Osiris as payment for a $20.0 million milestone following the FDA approval of RYONCIL in the United States.
The main level 3 inputs used by the Group are evaluated as follows:

Risk adjusted discount rate:	The discount rate used in the valuation has been determined based on required rates of returns of listed companies in the biotechnology industry (having regards to their stage of development, their size and number of projects) and the indicative rates of return required by suppliers of venture capital for investments with similar technical and commercial risks. This assumption is reviewed as part of the valuation process outlined above.

Expected unit sales prices:	Expected market sale price of the most comparable products currently available in the market place. This assumption is reviewed as part of the valuation process outlined above.

Expected sales volumes:	Expected sales volumes of the most comparable products currently available in the market place. This assumption is reviewed as part of the valuation process outlined above.

Probability of success and payment:	Expected cash flows used to measure contingent consideration are risk adjusted for the probability of successful development of products and payment provisions within the agreement. This assumption is reviewed as part of the valuation process outlined above.
(vi)    Warrant liability

(in U.S. dollars, in thousands)	As of December 31,	As of June 30,
Warrant liability	2024	2024
Opening balance	4,647	5,426
Remeasurement of warrant liability	11,978	(779)
Exercise of warrants	(3,188)	—
Closing Balance	13,437	4,647
On November 19, 2021, in connection with the $60.0 million drawdown of the Oaktree debt, Oaktree were granted the right to warrants to purchase 1,769,669 ADSs at $7.26 per ADS, a 15% premium to the 30-day VWAP. Given that Oaktree received an unconditional right to the warrants on November 19, 2021, this date has been determined as the measurement date. The warrants instruments were issued on January 11, 2022, following the required administrative process, and these warrants may be exercised within 7 years of issuance of the warrant instruments. The warrants do not confer any rights to dividends or a right to participate in a new issue without exercising the warrant.
On December 22, 2022, the Group amended the terms of the loan agreement with Oaktree and in connection with the loan amendment, Oaktree was granted warrants to purchase 455,000 ADSs at $3.70 per ADS, a 15% premium to the 30-day VWAP. We determined that an obligation to issue the warrants has arisen from the time the first amendment to the loan agreement was signed; consequently, a liability for the warrants has been recognized in December 2022. The warrants were legally issued on March 8, 2023 and may be exercised within 7 years of issuance.
On January 5, 2024, the ratio under Mesoblast's ADR program was changed from 5 ordinary shares representing 1 ADS (5:1 ratio) to a new ratio of 10 ordinary shares representing 1 ADS (10:1 ratio). As a result of this ratio change and as a result of completing the pro-rata accelerated non-renounceable rights issue in December 2023, the number and exercise price for the warrants was adjusted in accordance with the terms of these warrants. The warrants issued in November 2021 changed from 1,769,669 ADSs at US$7.26 per ADS to 884,838 ADSs at US$14.36 per ADS. The warrants issued in December 2022 changed from 455,000 ADSs at US$3.70 per ADS to 227,502 ADSs at US$7.24 per ADS.
The exercise price of the warrants will be received in U.S. dollars, which is different to Mesoblast Limited’s functional currency of Australian dollars which gives rise to variability in the cash flow. As a result, the warrants are classified as a financial liability in accordance with IAS32 Financial Instruments: Presentation. The financial liability is recorded in warrant liability at fair value at grant date and subsequently remeasured at each reporting period with changes being recorded in the Income Statement as remeasurement of warrant liability. The warrant liabilities are considered level 3 liabilities as the determination of fair value includes various assumptions about the share prices and historical volatility as inputs.
On December 31, 2024, Oaktree exercised 188,122 ADS warrants that were issued in December 2022. The Group received $1.4 million of proceeds in relation to the exercise price of the warrants at US$7.24 per ADS, which was recognized within cash and cash equivalents in December 2024. On the exercise date of December 31, 2024, the fair value of $3.2 million relating to the warrants exercised was transferred from the warrant liability to share capital within the equity statement. Subsequent to the balance sheet date, Oaktree exercised the remaining 39,380 ADS warrants that were issued in December 2022. On January 3, 2025, the Group formally issued 2,275,020 ordinary shares to Oaktree relating to the exercise of these ADS warrants.
As at December 31, 2024, and June 30, 2024 the fair value of the warrant liability was $13.4 million and $4.6 million, respectively. During the six months ended December 31, 2024, a remeasurement loss of $12.0 million was recognized on the remeasurement of warrant liability. During the six months ended December 31, 2023, a remeasurement gain of $4.4 million was recognized on the remeasurement of warrant liability.
(vii)    Fair value of warrants
The warrants granted are not traded in an active market and therefore the fair value has been estimated by using the Black-Scholes valuation method based on the following assumptions. Key terms of the warrants are included below. The following assumptions were based on observable market conditions that existed at the issue date and as of December 31, 2024.

(in U.S. dollars, except percent data and as otherwise noted) Assumption	As of December 31, 2024	As of June 30, 2024	Rationale
Share Price	$19.80	$6.81	Closing share price on valuation date from external market source
Exercise Price	$7.24 to $14.36	$7.24 to $14.36	As per subscription agreement
Expected Term	4 to 6 years	5 to 6 years	As per subscription agreement
Dividend Yield	0%	0%	Based on Company’s nil dividend history
Expected Volatility	92.19%	91.91%	Based on historical volatility data for the Company
Risk Free Interest Rate	4.48%	4.38%	Based on the closing U.S treasury issued 7 year bonds on valuation date
Fair value per warrant	$14.4322 to $16.9444	$3.9352 to $5.1211	Determined using Black-Scholes valuation model with the inputs above
Fair value	$13,437,429	$4,647,075	Fair value of 924,218 warrants of $13,437,429 as of December 31, 2024 and fair value of 1,112,340 warrants of $4,647,075 as of June 30, 2024.